Real Estate Assets Business Combination, Proforma Income Statement (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenues	$ 20,841,336	$ 14,084,872	$ 17,119,567	$ 12,506,625	$ 11,731,863	$ 11,043,537	$ 10,467,428	$ 12,399,967	$ 64,552,400	$ 45,642,795	$ 44,286,978
Net income									26,609,023	15,033,861	17,714,919
Net income allocated to unitholders									$ 20,413,352	$ 14,613,105	$ 17,414,885
Unitholder's interest in net income per unit (basic and diluted)	$ 0.14	$ 0.04	$ 0.12	$ 0.04	$ 0.04	$ 0.06	$ 0.05	$ 0.10	$ 0.34	$ 0.25	$ 0.40
Suites on Paseo and Woodland Park [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenues									$ 67,523,956	$ 49,622,920	$ 49,336,339
Net income									24,489,515	9,012,034	18,219,670
Net income allocated to unitholders									$ 24,244,620	$ 8,921,914	$ 18,037,473
Unitholder's interest in net income per unit (basic and diluted)									$ 0.40	$ 0.15	$ 0.42